Property, Plant and Equipment - Summary of Property, Plant and Equipment Leased (right- of- use assets) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	$ 2,224	$ 2,209
Right-of-use assets, depreciation for the period	(356)	(782)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	1,497	1,443
Right-of-use assets, depreciation for the period	(208)	(433)
Machinery, equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	728	766
Right-of-use assets, depreciation for the period	$ (148)	$ (349)